Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Robeco Boston Partners International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund's Institutional Class was 87%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs"), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer's inherent value.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While Robeco intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

•  Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•  Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•  Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages. The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•  Exchange Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund's Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund's Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities. Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the Fund's Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the Fund's Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund's Investor Class has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.robecoinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	9.60% (quarter ended March 31, 2012)
Worst Quarter:	(6.39)% (quarter ended June 30, 2012)

Year-to-date total return for the nine months ended September 30, 2013: 20.04%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and table below illustrate the performance of the Fund's Institutional Class, which is offered in a separate Prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same periods.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2012)
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.28%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.43%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,562
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	16.86%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.81%
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.14%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.10%	[2]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.88%

[1]	The Fund's investment adviser, Robeco Investment Management, Inc. ("Robeco"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund's Investor Class shares. In determining Robeco's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund's Advisory Agreement with Robeco is in effect, the Fund's Total annual Fund operating expenses for that year are less than 1.20%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.